Right of use assets	12 Months Ended
Jun. 30, 2026
Right Of Use Assets
Right of use assets

9.	Right of use assets

	2026	2026	2025
	US$	S$	S$

Cost
At beginning of financial year	6,809,333	8,660,790	2,753,093
Additions	3,222,725	4,170,528	3,275,940
Acquisition	-	-	4,825,203
Written off	(836,610)	(1,073,896)	(3,966,296)
Fair value reserve	-	-	1,772,850
Currency translation differences	(110,043)	-	-
At end of financial year	9,085,405	11,757,422	8,660,790

Accumulated Depreciation
At beginning of financial year	2,918,011	3,711,418	2,729,633
Acquisition	-	-	3,691,417
Depreciation	2,761,485	3,544,719	1,073,469
Written off	(632,728)	(812,187)	(3,783,101)
Currency translation differences	(67,284)	-	-
At end of financial year	4,979,484	6,443,950	3,711,418

Carrying amount	4,105,921	5,313,472	4,949,372

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025